DRYDEN TAX-MANAGED SMALL-CAP FUND, INC.

Supplement dated December 10, 2003

Prospectus and Statement of Additional Information dated December 30, 2002

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	On November 19, 2003, the Board of Directors of Dryden Tax-Managed
Small-Cap Fund, Inc. (the Fund) approved changing the Fund's name to Dryden Small-Cap Core Equity Fund, Inc. from Dryden Tax-Managed Small-Cap Fund, Inc. Effective immediately, the Fund's new name is Dryden Small-Cap Core Equity Fund, Inc.


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